17010684

Nasdaq Stock Market

William Slattery, CFA
Vice President
Listing Qualifications

Received SEC

JUL 26 2017

Washington, DC 20549

CERT NAS

File No. 001-38018

By Electronic Mail

July 26, 2017

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on July 21, 2017 The Nasdaq Stock Market (the "Exchange") received from Integrated Media Technology Limited (the "Registrant") a copy of the Registrant's application on Form 20-F/A for the registration of the following security:

Ordinary Shares

We further certify that the security described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery